SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net	Research and development, net:

	Year Ended December 31,
	2021	2020	2019
Total costs	$319,083	$261,105	$232,118
Less - grants and participations	(2,118)	(2,347)	(2,556)
Less - capitalization of software development costs	(45,778)	(40,576)	(35,844)

	$271,187	$218,182	$193,718

Schedule of Financial Income (Expenses) and Other, Net	Financial expenses and other, net:

	Year Ended December 31,
	2021	2020	2019
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$13,751	$17,596	$16,678
Interest	200	1,543	3,855

	13,951	19,139	20,533
Financial expenses:
Interest	(10,061)	(7,770)	(11,683)
Loss in respect of debt extinguishment	(13,969)	—	—
Debt issuance costs amortization	(610)	(3,650)	(2,083)
Exchangeable Senior Notes amortization of discount	(5,708)	(9,648)	(7,153)
Exchange rates differences	(4,131)	(41)	(1,832)
Other	(2,958)	(2,731)	(2,186)

	(37,437)	(23,840)	(24,937)

Other (expenses) Income, net	196	(158)	(40)

	$(23,290)	$(4,859)	$(4,444)

Schedule of Computation of Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2021	2020	2019
Net income to ordinary shareholders	$199,223	$196,346	$185,904
2.Denominator (in thousands):

	Year Ended December 31,
	2021	2020	2019
Denominator for basic net earnings per share:
Weighted average number of shares (thousand)	63,189	62,710	62,120
Effect of dilutive securities:
Add - employee stock options and RSU	1,605	1,611	1,682
Warrants issued in the exchangeable notes transaction	2,102	1,635	859

Denominator for diluted net earnings per share - adjusted weighted average shares (thousand)	66,896	65,956	64,661